UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.92%
	Aerospace & Defense - 2.08%
1,914,000	GenCorp, Inc. (a)(b)	$31,121,640
337,000	Teledyne Technologies, Inc. (a)	26,066,950
		57,188,590
	Auto Components - 0.88%
1,255,029	Dana Holding Corp.	24,171,859
	Building Products - 0.93%
708,000	A.O. Smith Corporation	25,686,240
	Capital Markets - 1.17%
363,000	Gamco Investors, Inc. (c)	20,113,830
678,300	Manning & Napier, Inc.	12,046,608
		32,160,438
	Chemicals - 1.58%
265,000	Ashland, Inc.	22,127,500
1,049,400	Chemtura Corp. (a)	21,302,820
		43,430,320
	Commercial Banks - 4.07%
1,345,000	BancorpSouth, Inc. (b)	23,806,500
1,279,500	FirstMerit Corp.	25,628,385
340,000	Glacier Bancorp, Inc. (b)	7,544,600
461,775	UMB Financial Corp.	25,707,014
765,000	Wintrust Financial Corp. (b)	29,284,200
		111,970,699
	Commercial Services & Supplies - 0.81%
1,113,314	Covanta Holding Corp.	22,288,546
	Construction & Engineering - 1.84%
422,700	Chicago Bridge & Iron Co. - ADR	25,218,282
844,000	The Babcock & Wilcox Co.	25,345,320
		50,563,602
	Containers & Packaging - 0.58%
159,000	Rock-Tenn Co.	15,880,920
	Distributors - 0.89%
385,900	Core Mark Holding Co, Inc.	24,504,650
	Diversified Financial Services - 3.88%
1,032,841	Air Lease Corp.	28,496,083
689,000	CBOE Holdings, Inc.	32,134,960
507,500	MarketAxess Holdings, Inc.	23,725,625
660,000	Walter Investment Management Corp. (a)	22,314,600
		106,671,268
	Electric Utilities - 0.80%
441,000	Allete, Inc.	21,983,850
	Electrical Equipment - 3.38%
573,700	AZZ, Inc.	22,121,872
751,708	Franklin Electric, Inc.	25,294,974
639,300	Generac Holdings, Inc.	23,660,493
336,400	Regal Beloit Corp.	21,812,176
		92,889,515
	Energy Equipment & Services - 1.78%
283,256	Dril-Quip, Inc. (a)	25,575,184
1,015,063	Helix Energy Solutions Group, Inc. (a)	23,387,052
		48,962,236
	Food Products - 2.74%
1,086,750	Flowers Foods, Inc.	23,962,838
836,000	Snyders-Lance, Inc.	23,750,760
424,000	TreeHouse Foods, Inc. (a)	27,788,960
		75,502,558
	Gas Utilities - 0.73%
351,000	South Jersey Industries, Inc.	20,150,910
	Health Care Equipment & Supplies - 1.72%
701,000	Hill-Rom Holdings, Inc.	23,609,680
909,000	Wright Medical Group, Inc. (a)(b)	23,824,890
		47,434,570
	Health Care Providers & Services - 1.03%
899,000	Hanger Orthopedic Group, Inc. (a)	28,435,370
	Home Furnishings - 0.95%
674,000	Fortune Brands Home & Security, Inc. (a)	26,110,760
	Hotels, Restaurants & Leisure - 8.92%
654,490	AFC Enterprises, Inc. (a)	23,522,370
2,085,021	Carrols Restaurant Group, Inc. (a)(c)	13,469,236
277,000	Cracker Barrel Old Country Store, Inc.	26,220,820
5,194,850	Denny's Corp. (a)(c)	29,195,057
358,900	DineEquity, Inc.	24,717,443
728,500	Fiesta Restaurant Group, Inc. (a)	25,053,115
1,839,000	Krispy Kreme Doughnuts, Inc. (a)(b)	32,090,550
535,000	Marriott Vacations Worldwide Corp. (a)	23,133,400
2,242,142	Ruby Tuesday, Inc. (a)	20,694,971
446,000	Vail Resorts, Inc.	27,437,920
		245,534,882
	Household Durables - 4.04%
602,000	M.D.C. Holdings, Inc.	19,571,020
521,500	Meritage Homes Corp. (a)	22,612,240
675,000	Ryland Group, Inc. (b)	27,067,500
2,498,168	Standard Pacific Corp. (a)(b)	20,809,739
863,000	Taylor Morrison Home Corp. (a)	21,039,940
		111,100,439
	Household Products - 0.96%
465,000	Spectrum Brands Holdings, Inc.	26,444,550
	Industrial Conglomerates - 1.03%
965,000	ITT Corp.	28,380,650
	Insurance - 4.52%
1,017,500	First American Financial Corp.	22,425,700
607,400	Hanover Insurance Group, Inc.	29,720,082
608,800	HCC Insurance Holdings, Inc.	26,245,368
590,000	Protective Life Corp.	22,661,900
571,000	W.R. Berkley Corp.	23,331,060
		124,384,110
	Internet Software & Services - 0.78%
2,828,400	United Online, Inc.	21,439,272
	IT Services - 2.55%
900,000	Broadridge Financial Solutions, Inc.	23,922,000
878,000	Corelogic, Inc. (a)	20,343,260
338,500	Wex, Inc. (a)	25,962,950
		70,228,210
	Machinery - 10.46%
517,000	Colfax Corp. (a)	26,940,870
539,500	EnPro Industries, Inc. (a)	27,385,020
1,092,824	John Bean Technologies Corp.	22,960,232
612,500	L.B. Foster Co. (c)	26,441,625
1,185,000	Manitowoc, Inc. (b)	21,223,350
468,000	RBC Bearings, Inc. (a)	24,312,600
1,186,200	Rexnord Corp. (a)(b)	19,987,470
513,000	Tennant Co.	24,762,510
763,500	Terex Corp. (a)	20,080,050
643,100	Trinity Industries, Inc.	24,720,764
154,100	Valmont Industries, Inc.	22,050,169
506,600	Wabtec Corp.	27,067,638
		287,932,298
	Media - 3.63%
322,000	AMC Networks, Inc. (a)	21,062,020
486,000	Lamar Advertising Co. (a)	21,092,400
460,418	Madison Square Garden, Inc. (a)	27,279,767
1,377,000	Starz (a)	30,431,700
		99,865,887
	Metals & Mining - 0.85%
379,000	Kaiser Aluminum Corp.	23,475,260
	Multi-Utilities - 0.78%
633,340	Vectren Corp.	21,425,892
	Oil, Gas & Consumable Fuels - 5.43%
792,081	Bonanza Creek Energy, Inc. (a)	28,087,192
2,705,000	EXCO Resources, Inc. (b)	20,666,200
1,620,500	Goodrich Petroleum Corp. (a)(b)	20,742,400
587,000	Gulfport Energy Corp. (a)	27,630,090
681,800	Oasis Petroleum, Inc. (a)	26,501,566
1,123,735	Sanchez Energy Corp. (a)(b)	25,800,956
		149,428,404
	Paper & Forest Products - 1.50%
449,000	Clearwater Paper Corp. (a)	21,129,940
348,000	Deltic Timber Corp.	20,121,360
		41,251,300
	Personal Products - 0.89%
842,159	Prestige Brands Holdings, Inc. (a)	24,540,513
	Real Estate Investment Trusts (REITs) - 3.35%
673,716	Corrections Corporation of America	22,818,761
638,000	Ryman Hospitality Properties, Inc. (b)	24,888,380
967,057	Sabra Health Care REIT, Inc.	25,249,858
1,075,000	Spirit Reality Capital, Inc.	19,049,000
		92,005,999
	Real Estate Management & Development - 2.03%
1,314,230	Forestar Group, Inc. (a)	26,363,454
263,112	Howard Hughes Corp. (a)	29,492,224
		55,855,678
	Road & Rail - 1.80%
159,000	AMERCO	25,742,100
280,400	Genesee & Wyoming, Inc. (a)	23,789,136
		49,531,236
	Semiconductors & Semiconductor Equipment - 0.82%
1,630,400	Fairchild Semiconductor International, Inc. (a)	22,499,520
	Software - 1.79%
1,016,847	Monotype Imaging Holdings, Inc.	25,838,082
655,844	Verint Systems, Inc. (a)	23,262,787
		49,100,869
	Specialty Retail - 3.28%
762,000	Aaron's, Inc.	21,343,620
753,000	CST Brands, Inc. (a)(b)	23,199,930
770,000	Penske Automotive Group, Inc.	23,515,800
714,000	Sally Beauty Holdings, Inc. (a)	22,205,400
		90,264,750
	Textiles, Apparel & Luxury Goods - 0.94%
503,800	Hanesbrands, Inc. (a)	25,905,396
	Thrifts & Mortgage Finance - 5.96%
1,101,500	Home Federal Bancorp, Inc. (c)	14,033,110
1,057,195	Hometrust Bancshares, Inc. (a)(b)(c)	17,930,027
471,500	Iberiabank Corp.	25,277,115
1,128,352	Investors Bancorp, Inc.	23,785,660
540,000	Northfield Bancorp, Inc.	6,328,800
1,412,500	Provident Financial Services, Inc.	22,289,250
1,451,500	Rockville Financial, Inc. (c)	18,985,620
481,500	Territorial Bancorp, Inc.	10,886,715
1,180,500	ViewPoint Financial Group	24,566,205
		164,082,502
	Trading Companies & Distributors - 0.83%
662,000	Kaman Corp.	22,878,720
	Transportation Infrastructure - 0.94%
485,000	Macquarie Infrastructure Company LLC	25,923,250
	Total Common Stocks (Cost $1,908,438,698)	$2,749,466,488
Contracts
	WARRANTS - 0.00%
	Oil, Gas & Consumable Fuels - 0.00%
187,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50	$26,250
	Total Warrants (Cost $0)	$26,250
Principal
Amount
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.79%
	Repurchase Agreements - 1.67%
$45,901,000	Credit Suisse First Boston Repurchase Agreement, (Dated 6/28/2013), 0.10%,
	due 7/1/13, (Repurchased proceeds $45,901,383); [Collateralized by
	$126,120,000 U.S. Treasury STRIP 4.375%, 5/15/40 (Market Value $46,820,791)]	$45,901,000

Shares
	Money Market Funds - 0.12%
1,180,167	Dreyfus Institutional Cash Advantage Fund, 0.07%	1,180,167
904,002	DWS Money Market Series Fund, 0.06%	904,002
764,464	Goldman Sachs Financial Square Money Market Fund, 0.07%	764,464
51,394	HSBC Investment Prime Money Market Fund, 0.03%	51,394
615,978	JPMorgan Prime Money Market Fund, 0.06%	615,978
		3,516,005
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $49,417,005)	$49,417,005

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
503	Fidelity Institutional Money Market Portfolio, 0.08%	$503
	Total Money Market Funds (Cost $503)	$503

	Total Investments (Cost $1,957,856,206) - 101.71%	$2,798,910,246
	Liabilities in Excess of Other Assets - (1.71)%	(47,173,047)
	TOTAL NET ASSETS - 100.00%	$2,751,737,199

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which wasdeveloped by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying Notes are an integral part of these Schedules of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.08%
	Auto Components - 1.06%
80,800	Superior Industries International, Inc.	$1,390,568
	Capital Markets - 3.44%
48,000	Arlington Asset Investment Corp.	1,283,520
120,200	Manning & Napier, Inc.	2,134,752
90,000	Silvercrest Asset Management Group, Inc. - Class A (a)	1,080,000
		4,498,272
	Chemicals - 2.92%
39,780	Innophos Holdings, Inc.	1,876,423
92,400	KMG Chemicals, Inc.	1,949,640
		3,826,063
	Commercial Banks - 9.02%
132,600	BancorpSouth, Inc.	2,347,020
98,500	Columbia Banking System, Inc.	2,345,285
120,300	FirstMerit Corp.	2,409,609
116,800	Glacier Bancorp, Inc.	2,591,792
55,000	Wintrust Financial Corp.	2,105,400
		11,799,106
	Commercial Services & Supplies - 1.10%
41,600	Deluxe Corp.	1,441,440
	Communications Equipment - 2.09%
65,400	Adtran, Inc.	1,609,494
116,800	Communications Systems, Inc.	1,123,616
		2,733,110
	Construction & Engineering - 2.31%
172,600	Great Lakes Dredge & Dock Corp.	1,349,732
85,000	Primoris Services Corp.	1,676,200
		3,025,932
	Containers & Packaging - 0.36%
11,900	Bemis, Inc.	465,766
	Diversified Consumer Services - 0.48%
38,500	Regis Corporation	632,170
	Diversified Financial Services - 0.36%
13,849	Walter Investment Management Corp. (a)	468,235
	Electric Utilities - 5.20%
43,700	Allete, Inc.	2,178,445
18,200	Cleco Corp.	845,026
58,200	El Paso Electric Co.	2,055,042
77,587	PNM Resources, Inc.	1,721,655
		6,800,168
	Electrical Equipment - 0.61%
12,400	Regal Beloit Corp.	804,016
	Electronic Equipment, Instruments & Components - 1.22%
6,900	MTS Systems Corp.	390,540
103,000	Richardson Electronics Ltd.	1,209,220
		1,599,760
	Energy Equipment & Services - 1.16%
23,200	Bristow Group, Inc.	1,515,424
	Food & Staples Retailing - 0.90%
141,600	Roundy's, Inc.	1,179,528
	Food Products - 0.29%
11,000	B & G Foods, Inc.	374,550
	Gas Utilities - 1.33%
30,400	South Jersey Industries, Inc.	1,745,264
	Health Care Equipment & Supplies - 2.77%
63,100	CONMED Corporation	1,971,244
77,100	Meridian Bioscience, Inc.	1,657,650
		3,628,894
	Health Care Providers & Services - 2.88%
23,100	Chemed Corp.	1,673,133
27,000	Owens & Minor, Inc.	913,410
42,500	U. S. Physical Therapy, Inc.	1,174,700
		3,761,243
	Hotels, Restaurants & Leisure - 1.38%
127,100	Einstein Noah Restaurant Group, Inc.	1,804,820
	Insurance - 6.27%
47,900	Arthur J. Gallagher & Co.	2,092,751
228,800	Meadowbrook Insurance Group, Inc.	1,837,264
87,200	Protective Life Corp.	3,349,352
13,400	Reinsurance Group of America, Inc.	926,074
		8,205,441
	IT Services - 1.71%
134,800	EPIQ Systems, Inc.	1,815,756
17,000	Total System Services, Inc.	416,160
		2,231,916
	Machinery - 5.53%
97,410	Global Power Equipment Group, Inc.	1,570,249
93,500	John Bean Technologies Corp.	1,964,435
19,700	Tennant Co.	950,919
80,200	Titan International, Inc.	1,352,974
36,400	Trinity Industries, Inc.	1,399,216
		7,237,793
	Marine - 0.51%
88,200	Nordic American Tanker Shipping Ltd.	667,674
	Media - 0.75%
70,000	Belo Corp.	976,500
	Multi-line Retail - 0.43%
24,100	Stage Stores, Inc.	566,350
	Multi-Utilities - 0.53%
17,500	Northwestern Corp.	698,250
	Oil, Gas & Consumable Fuels - 2.52%
162,300	EXCO Resources, Inc.	1,239,972
51,500	World Fuel Services Corp.	2,058,970
		3,298,942
	Paper & Forest Products - 2.41%
53,000	Neenah Paper, Inc.	1,683,810
58,270	P.H. Glatfelter Company	1,462,577
		3,146,387
	Real Estate Investment Trusts (REITs) - 12.22%
61,400	Aviv REIT, Inc. (a)	1,552,806
245,700	CorEnergy Infrastructure Trust, Inc.	1,710,072
19,800	Equity Lifestyle Properties, Inc.	1,556,082
27,600	Government Properties Income Trust	696,072
29,500	Ryman Hospitality Properties, Inc.	1,150,795
41,200	Sabra Health Care REIT, Inc.	1,075,732
120,000	Spirit Reality Capital, Inc.	2,126,400
122,800	STAG Industrial, Inc.	2,449,860
216,100	Summit Hotel Properties, Inc.	2,042,145
185,100	Trade Street Residential, Inc.	1,628,880
		15,988,844
	Semiconductors & Semiconductor Equipment - 1.74%
181,600	Cohu, Inc.	2,270,000
	Software - 0.43%
11,900	Jack Henry & Associates, Inc.	560,847
	Specialty Retail - 3.91%
9,800	Aaron's, Inc.	274,498
55,000	CST Brands, Inc. (a)	1,694,550
54,800	Destination Maternity Corp.	1,348,080
51,200	Foot Locker, Inc.	1,798,656
		5,115,784
	Textiles, Apparel & Luxury Goods - 2.46%
140,100	Jones Group, Inc.	1,926,375
79,300	R.G. Barry Corp.	1,287,832
		3,214,207
	Thrifts & Mortgage Finance - 7.52%
41,500	Franklin Financial Corp.	747,415
34,900	Iberiabank Corp.	1,870,989
150,200	Northwest Bancshares, Inc.	2,029,202
118,400	Oritani Financial Corp.	1,856,512
41,100	Territorial Bancorp, Inc.	929,271
115,500	ViewPoint Financial Group	2,403,555
		9,836,944
	Trading Companies & Distributors - 2.93%
60,700	Kaman Corp.	2,097,792
45,000	Textainer Group Holdings Ltd.	1,729,800
		3,827,592
	Transportation Infrastructure - 0.89%
21,900	Macquarie Infrastructure Company LLC	1,170,555
	Water Utilities - 1.44%
60,000	Aqua America, Inc.	1,877,400
	Total Common Stocks (Cost $108,438,065)	$124,385,755

	PREFERRED STOCKS - 0.40%
	Real Estate Investment Trusts (REITs) - 0.40%
14,550	Strategic Hotels & Resorts, Inc., Series B, 8.25%	$350,655
7,050	Strategic Hotels & Resorts, Inc., Series C, 8.25%	168,495
	Total Preferred Stocks (Cost $546,232)	$519,150

	SHORT TERM INVESTMENTS - 4.52%
	Money Market Funds - 4.52%
5,916,647	Fidelity Institutional Money Market Portfolio, 0.08%	$5,916,647
	Total Money Market Funds (Cost $5,916,647)	$5,916,647

	Total Investments (Cost $114,900,944) - 100.00%	$130,821,552
	Liabilities in Excess of Other Assets - 0.00%	(955)
	TOTAL NET ASSETS - 100.00%	$130,820,597

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying Notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.43%
	Aerospace & Defense - 1.28%
197,000	GenCorp, Inc. (a)	$3,203,220
	Auto Components - 1.11%
55,000	Delphi Automotive PLC	2,787,950
	Building Products - 0.96%
66,000	A.O. Smith Corporation	2,394,480
	Capital Markets - 5.01%
80,500	Invesco Ltd.	2,559,900
76,000	Legg Mason, Inc.	2,356,760
160,000	Manning & Napier, Inc.	2,841,600
47,500	Oaktree Capital Group LLC	2,496,125
188,620	Silvercrest Asset Management Group, Inc. - Class A (a)	2,263,440
		12,517,825
	Chemicals - 3.83%
28,500	Ashland, Inc.	2,379,750
108,000	Chemtura Corp. (a)	2,192,400
345,000	Ferro Corp. (a)	2,397,750
31,000	W.R. Grace & Co. (a)	2,605,240
		9,575,140
	Commercial Banks - 1.11%
50,000	UMB Financial Corp.	2,783,500
	Commercial Services & Supplies - 2.68%
75,500	Copart, Inc. (a)	2,325,400
81,048	Iron Mountain, Inc.	2,156,687
55,500	The ADT Corporation	2,211,675
		6,693,762
	Computers & Peripherals - 1.09%
82,500	NCR Corp. (a)	2,721,675
	Construction & Engineering - 2.07%
42,000	Chicago Bridge & Iron Co. - ADR	2,505,720
89,000	The Babcock & Wilcox Co.	2,672,670
		5,178,390
	Consumer Finance - 1.06%
55,500	Discover Financial Services	2,644,020
	Diversified Financial Services - 3.85%
87,000	Air Lease Corp.	2,400,330
56,000	CIT Group, Inc. (a)	2,611,280
96,000	Fidelity National Financial, Inc.	2,285,760
69,000	Walter Investment Management Corp. (a)	2,332,890
		9,630,260
	Electrical Equipment - 1.00%
67,500	Generac Holdings, Inc.	2,498,175
	Energy Equipment & Services - 4.95%
28,500	Dril-Quip, Inc. (a)	2,573,265
104,000	Era Group, Inc. (a)	2,719,600
105,000	Helix Energy Solutions Group, Inc. (a)	2,419,200
25,550	Oil States International, Inc. (a)	2,366,952
89,000	Superior Energy Services, Inc. (a)	2,308,660
		12,387,677
	Food Products - 1.99%
116,250	Flowers Foods, Inc.	2,563,312
73,000	Hillshire Brands Co.	2,414,840
		4,978,152
	Health Care Equipment & Supplies - 2.96%
37,000	Covidien PLC	2,325,080
71,000	Hill-Rom Holdings, Inc.	2,391,280
102,000	Wright Medical Group, Inc. (a)	2,673,420
		7,389,780
	Health Care Providers & Services - 1.97%
53,000	Cardinal Health, Inc.	2,501,600
77,000	Hanger Orthopedic Group, Inc. (a)	2,435,510
		4,937,110
	Home Furnishings - 0.98%
63,500	Fortune Brands Home & Security, Inc. (a)	2,459,990
	Hotels, Restaurants & Leisure - 9.74%
67,000	AFC Enterprises, Inc. (a)	2,407,980
397,959	Carrols Restaurant Group, Inc. (a)	2,570,815
26,000	Cracker Barrel Old Country Store, Inc.	2,461,160
415,000	Denny's Corp. (a)	2,332,300
33,000	DineEquity, Inc.	2,272,710
79,097	Fiesta Restaurant Group, Inc. (a)	2,720,146
152,000	Krispy Kreme Doughnuts, Inc. (a)	2,652,400
53,000	Marriott Vacations Worldwide Corp. (a)	2,291,720
260,000	Ruby Tuesday, Inc. (a)	2,399,800
39,000	Wyndham Worldwide Corp.	2,231,970
		24,341,001
	Household Durables - 3.60%
53,500	Meritage Homes Corp. (a)	2,319,760
117,000	Pulte Group, Inc. (a)	2,219,490
89,000	Taylor Morrison Home Corp. (a)	2,169,820
70,000	Toll Brothers, Inc. (a)	2,284,100
		8,993,170
	Household Products - 0.97%
42,500	Spectrum Brands Holdings, Inc.	2,416,975
	Industrial Conglomerates - 1.96%
87,500	ITT Corp.	2,573,375
71,000	Tyco International Ltd.	2,339,450
		4,912,825
	Insurance - 1.88%
56,000	Arthur J. Gallagher & Co.	2,446,640
102,000	First American Financial Corp.	2,248,080
		4,694,720
	IT Services - 1.83%
160,500	SAIC, Inc.	2,235,765
30,500	Wex, Inc. (a)	2,339,350
		4,575,115
	Machinery - 10.59%
52,700	Colfax Corp. (a)	2,746,197
48,000	EnPro Industries, Inc. (a)	2,436,480
120,000	John Bean Technologies Corp.	2,521,200
51,000	L.B. Foster Co.	2,201,670
130,000	Manitowoc, Inc.	2,328,300
133,008	Rexnord Corp. (a)	2,241,185
49,500	Tennant Co.	2,389,365
86,000	Terex Corp. (a)	2,261,800
43,500	Timken Co.	2,448,180
61,000	Trinity Industries, Inc.	2,344,840
48,000	Wabtec Corp.	2,564,640
		26,483,857
	Media - 2.94%
53,000	Lamar Advertising Co. (a)	2,300,200
42,900	Madison Square Garden, Inc. (a)	2,541,825
114,000	Starz (a)	2,519,400
		7,361,425
	Metals & Mining - 0.89%
36,000	Kaiser Aluminum Corp.	2,229,840
	Multiline Retail - 1.06%
52,000	Dollar Tree, Inc. (a)	2,643,680
	Oil, Gas & Consumable Fuels - 5.66%
66,000	Bonanza Creek Energy, Inc. (a)	2,340,360
46,000	Energen Corp.	2,403,960
184,000	Goodrich Petroleum Corp. (a)	2,355,200
64,000	Oasis Petroleum, Inc. (a)	2,487,680
103,000	Sanchez Energy Corp. (a)	2,364,880
302,000	Synergy Resources Corp. (a)	2,210,640
		14,162,720
	Paper & Forest Products - 0.79%
34,000	Deltic Timber Corp.	1,965,880
	Real Estate Investment Trusts (REITs) - 4.57%
69,105	Corrections Corporation of America	2,340,586
41,000	Rayonier, Inc.	2,270,990
62,173	Ryman Hospitality Properties, Inc.	2,425,369
86,000	Sabra Health Care REIT, Inc.	2,245,460
121,000	Spirit Reality Capital, Inc.	2,144,120
		11,426,525
	Real Estate Management & Development - 0.92%
114,500	Forestar Group, Inc. (a)	2,296,870
	Road & Rail - 1.87%
26,500	Genesee & Wyoming, Inc. (a)	2,248,260
23,000	Kansas City Southern	2,437,080
		4,685,340
	Software - 2.20%
114,000	Monotype Imaging Holdings, Inc.	2,896,740
73,200	Verint Systems, Inc. (a)	2,596,404
		5,493,144
	Specialty Retail - 3.69%
82,500	Aaron's, Inc.	2,310,825
75,500	CST Brands, Inc. (a)	2,326,155
50,700	GNC Holdings, Inc.	2,241,447
76,500	Penske Automotive Group, Inc.	2,336,310
		9,214,737
	Textiles, Apparel & Luxury Goods - 2.38%
190,000	A.T. Cross Company (a)	3,220,500
53,000	Hanesbrands, Inc. (a)	2,725,260
		5,945,760
	Thrifts & Mortgage Finance - 3.04%
250,000	Capitol Federal Financial	3,035,000
91,000	Territorial Bancorp, Inc.	2,057,510
120,000	ViewPoint Financial Group	2,497,200
		7,589,710
	Transportation Infrastructure - 0.95%
44,500	Macquarie Infrastructure Company LLC	2,378,525
	Total Common Stocks (Cost $181,907,209)	$248,592,925
Contracts
	WARRANTS - 0.00%
	Oil, Gas & Consumable Fuels - 0.00%
22,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50	$3,150
	Total Warrants (Cost $0)	$3,150
Shares
	SHORT TERM INVESTMENTS - 1.99%
	Money Market Funds - 1.99%
4,987,575	Fidelity Institutional Money Market Portfolio, 0.08%	$4,987,575
	Total Money Market Funds (Cost $4,987,575)	$4,987,575

	Total Investments (Cost $186,894,784) - 101.42%	$253,583,650
	Liabilities in Excess of Other Assets - (1.42)%	(3,561,526)
	TOTAL NET ASSETS - 100.00%	$250,021,916

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying Notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.94%
	Auto Components - 2.00%
26,000	Delphi Automotive PLC	$1,317,940
	Beverages - 1.77%
18,500	Beam, Inc.	1,167,535
	Capital Markets - 6.08%
18,000	Ameriprise Financial, Inc.	1,455,840
39,800	Invesco Ltd.	1,265,640
24,504	Oaktree Capital Group LLC	1,287,685
		4,009,165
	Chemicals - 8.08%
15,400	Ashland, Inc.	1,285,900
19,800	FMC Corp.	1,208,988
22,000	Rockwood Holdings, Inc.	1,408,660
17,000	W.R. Grace & Co. (a)	1,428,680
		5,332,228
	Commercial Banks - 1.55%
16,000	BOK Financial Corp.	1,024,800
	Commercial Services & Supplies - 4.81%
24,000	Avery Dennison Corp.	1,026,240
39,448	Iron Mountain, Inc.	1,049,711
27,500	The ADT Corporation	1,095,875
		3,171,826
	Construction & Engineering - 3.66%
21,000	Chicago Bridge & Iron Co. - ADR	1,252,860
44,000	Quanta Services, Inc. (a)	1,164,240
		2,417,100
	Consumer Finance - 2.07%
28,600	Discover Financial Services	1,362,504
	Containers & Packaging - 2.12%
14,000	Rock-Tenn Co.	1,398,320
	Diversified Financial Services - 4.33%
49,503	Air Lease Corp.	1,365,788
32,000	CIT Group, Inc. (a)	1,492,160
		2,857,948
	Energy Equipment & Services - 4.61%
10,900	Oil States International, Inc. (a)	1,009,776
45,500	Superior Energy Services, Inc. (a)	1,180,270
19,900	Unit Corp. (a)	847,342
		3,037,388
	Food Products - 1.51%
45,150	Flowers Foods, Inc.	995,557
	Health Care Providers & Services - 2.23%
26,300	AmerisourceBergen Corp.	1,468,329
	Home Furnishings - 2.06%
35,000	Fortune Brands Home & Security, Inc. (a)	1,355,900
	Hotels, Restaurants & Leisure - 3.73%
85,000	MGM Resorts International (a)	1,256,300
21,000	Wyndham Worldwide Corp.	1,201,830
		2,458,130
	Household Durables - 5.47%
27,750	Jarden Corp. (a)	1,214,063
32,000	Lennar Corp.	1,153,280
38,000	Toll Brothers, Inc. (a)	1,239,940
		3,607,283
	Industrial Conglomerates - 4.33%
49,650	ITT Corp.	1,460,206
24,200	Pentair Ltd.	1,396,098
		2,856,304
	Insurance - 9.81%
34,000	Arthur J. Gallagher & Co.	1,485,460
28,600	HCC Insurance Holdings, Inc.	1,232,946
14,500	PartnerRe Ltd.	1,313,120
17,500	Reinsurance Group of America, Inc.	1,209,425
30,000	W.R. Berkley Corp.	1,225,800
		6,466,751
	IT Services - 2.21%
34,000	Fidelity National Information Services, Inc.	1,456,560
	Machinery - 1.75%
20,500	Timken Co.	1,153,740
	Media - 7.00%
16,800	AMC Networks, Inc. (a)	1,098,888
28,700	Lamar Advertising Co. (a)	1,245,580
75,000	News Corp. (a)	1,147,500
16,800	Scripps Networks Interactive, Inc.	1,121,568
		4,613,536
	Multiline Retail - 2.11%
27,400	Dollar Tree, Inc. (a)	1,393,016
	Multi-Utilities - 1.87%
18,100	OGE Energy Corp.	1,234,420
	Oil, Gas & Consumable Fuels - 3.70%
13,500	Continental Resources, Inc. (a)	1,161,810
24,500	Energen Corp.	1,280,370
		2,442,180
	Pharmaceuticals - 1.83%
10,000	Perrigo Co.	1,210,000
	Real Estate Investment Trusts (REITs) - 1.68%
20,000	Rayonier, Inc.	1,107,800
	Road & Rail - 2.78%
5,500	Canadian Pacific Railway Ltd.	667,590
11,000	Kansas City Southern	1,165,560
		1,833,150
	Specialty Retail - 1.81%
27,000	GNC Holdings, Inc.	1,193,670
	Textiles, Apparel & Luxury Goods - 1.98%
25,400	Hanesbrands, Inc. (a)	1,306,068
	Total Common Stocks (Cost $42,941,449)	$65,249,148

	SHORT TERM INVESTMENTS - 3.09%
	Money Market Funds - 3.09%
2,039,172	Fidelity Institutional Money Market Portfolio, 0.08%	$2,039,172
	Total Money Market Funds (Cost $2,039,172)	$2,039,172

	Total Investments (Cost $44,980,621) - 102.03%	$67,288,320
	Liabilities in Excess of Other Assets - (2.03)%	(1,339,665)
	TOTAL NET ASSETS - 100.00%	$65,948,655

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying Notes are an integral part of these Schedule of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.49%
	Aerospace & Defense - 0.64%
10,500	Exelis, Inc.	$144,795
	Auto Components - 1.58%
4,600	Autoliv, Inc.	355,994
	Capital Markets - 3.95%
4,200	Ameriprise Financial, Inc.	339,696
8,400	Federated Investors, Inc.	230,244
10,300	Legg Mason, Inc.	319,403
		889,343
	Chemicals - 4.09%
4,600	FMC Corp.	280,876
11,700	RPM International, Inc.	373,698
5,500	Scotts Miracle-Gro Co.	265,705
		920,279
	Commercial Banks - 4.74%
22,300	Associated Banc Corp.	346,765
5,600	BOK Financial Corp.	358,680
9,000	Comerica, Inc.	358,470
		1,063,915
	Commercial Services & Supplies - 5.66%
6,300	Dun & Bradstreet Corp.	613,934
14,616	Iron Mountain, Inc.	388,932
8,000	Republic Services, Inc.	271,520
		1,274,386
	Consumer Finance - 1.27%
6,000	Discover Financial Services	285,840
	Containers & Packaging - 2.71%
4,600	Bemis, Inc.	180,044
4,300	Rock-Tenn Co.	429,484
		609,528
	Energy Equipment & Services - 1.31%
11,400	Superior Energy Services, Inc. (a)	295,716
	Food Products - 5.02%
9,800	Campbell Soup Co.	438,942
10,800	ConAgra Foods, Inc.	377,244
4,800	Ingredion, Inc.	314,976
		1,131,162
	Gas Utilities - 4.23%
4,700	National Fuel Gas Co.	272,365
13,950	Questar Corp.	332,708
8,900	UGI Corp.	348,078
		953,151
	Health Care Equipment & Supplies - 1.38%
4,000	Teleflex, Inc.	309,960
	Health Care Providers & Services - 3.61%
4,300	AmerisourceBergen Corp.	240,069
7,900	CIGNA Corp.	572,671
		812,740
	Hotels, Restaurants & Leisure - 1.02%
4,000	Wyndham Worldwide Corp.	228,920
	Industrial Conglomerates - 1.98%
15,150	ITT Corp.	445,562
	Insurance - 7.30%
10,600	Arthur J. Gallagher & Co.	463,114
14,600	Lincoln National Corp.	532,462
3,400	PartnerRe Ltd.	307,904
4,900	Reinsurance Group of America, Inc.	338,639
		1,642,119
	IT Services - 5.63%
18,000	Broadridge Financial Solutions, Inc.	478,440
5,800	Fidelity National Information Services, Inc.	248,472
22,200	SAIC, Inc.	309,246
9,400	Total System Services, Inc.	230,112
		1,266,270
	Leisure Equipment & Products - 0.96%
4,800	Hasbro, Inc.	215,184
	Machinery - 1.44%
2,300	Snap-On, Inc.	205,574
4,400	Xylem, Inc.	118,536
		324,110
	Media - 3.64%
16,000	Gannett, Inc.	391,360
11,000	News Corp. (a)	169,180
3,900	Scripps Networks Interactive, Inc.	260,364
		820,904
	Multi-Utilities - 3.72%
8,700	MDU Resources Group, Inc.	225,417
2,000	OGE Energy Corp.	136,400
7,800	Vectren Corp.	263,874
5,150	Wisconsin Energy Corp.	211,099
		836,790
	Oil, Gas & Consumable Fuels - 6.53%
4,300	Cabot Oil & Gas Corp.	305,386
5,100	El Paso Pipeline Partners, L.P.	222,717
4,100	Energen Corp.	214,266
4,400	EQT Corp.	349,228
8,850	HollyFrontier Corp.	378,603
		1,470,200
	Real Estate Investment Trusts (REITs) - 8.26%
2,700	Alexandria Real Estate Equities Inc.	177,444
7,600	Corrections Corporation of America	257,412
15,900	DDR Corp.	264,735
5,600	EPR Properties	281,512
3,500	Equity Lifestyle Properties, Inc.	275,065
18,800	Healthcare Trust of America, Inc.	211,124
17,200	Retail Properties of America, Inc.	245,616
4,800	Weingarten Realty Investors	147,696
		1,860,604
	Real Estate Management & Development - 1.13%
15,300	Brookfield Office Properties, Inc.	255,204
	Road & Rail - 1.49%
5,500	Ryder System, Inc.	334,345
	Semiconductors & Semiconductor Equipment - 2.43%
4,400	Avago Technologies Ltd.	164,472
10,400	Linear Technology Corp.	383,136
		547,608
	Software - 0.71%
3,400	Jack Henry & Associates, Inc.	160,242
	Specialty Retail - 2.92%
6,900	Aaron's, Inc.	193,269
13,200	Foot Locker, Inc.	463,716
		656,985
	Textiles, Apparel & Luxury Goods - 0.46%
540	V.F. Corp.	104,252
	Thrifts & Mortgage Finance - 2.74%
35,400	First Niagara Financial Group, Inc.	356,478
17,500	People's United Financial, Inc.	260,750
		617,228
	Water Utilities - 1.94%
10,600	American Water Works Co., Inc.	437,038
	Total Common Stocks (Cost $17,302,219)	$21,270,374

	EXCHANGE TRADED FUNDS - 1.72%
	Diversified Financial Services - 1.72%
6,700	iShares Russell Mid Cap Value Index Fund	$388,064
	Total Exchange Traded Funds (Cost $381,214)	$388,064

	SHORT TERM INVESTMENTS - 1.46%
	Money Market Funds - 1.46%
327,982	Fidelity Institutional Money Market Portfolio, 0.08%	$327,982
	Total Money Market Funds (Cost $327,982)	$327,982

	Total Investments (Cost $18,011,415) - 97.67%	$21,986,420
	Other Assets in Excess of Liabilities - 2.33%	525,449
	TOTAL NET ASSETS - 100.00%	$22,511,869

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying Notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.92%
	Auto Components - 1.77%
36,000	Delphi Automotive PLC	$1,824,840
	Beverages - 1.39%
17,500	Pepsico, Inc.	1,431,325
	Capital Markets - 4.53%
53,500	Invesco Ltd.	1,701,300
82,689	Manning & Napier, Inc.	1,468,557
35,000	Raymond James Financial, Inc.	1,504,300
		4,674,157
	Chemicals - 2.91%
18,000	Ashland, Inc.	1,503,000
23,500	Rockwood Holdings, Inc.	1,504,705
		3,007,705
	Commercial Banks - 7.76%
99,000	BancorpSouth, Inc.	1,752,300
28,000	Northern Trust Corp.	1,621,200
48,000	Suntrust Banks, Inc.	1,515,360
32,000	UMB Financial Corp.	1,781,440
35,000	Wintrust Financial Corp.	1,339,800
		8,010,100
	Commercial Services & Supplies - 1.41%
36,500	The ADT Corporation	1,454,525
	Computers & Peripherals - 3.20%
60,000	Hewlett Packard Co.	1,488,000
55,000	NCR Corp. (a)	1,814,450
		3,302,450
	Construction & Engineering - 3.14%
29,000	Chicago Bridge & Iron Co. - ADR	1,730,140
57,000	Quanta Services, Inc. (a)	1,508,220
		3,238,360
	Consumer Finance - 1.50%
32,500	Discover Financial Services	1,548,300
	Diversified Financial Services - 5.42%
55,000	Air Lease Corp.	1,517,450
32,000	CIT Group, Inc. (a)	1,492,160
56,000	Fidelity National Financial, Inc.	1,333,360
37,000	Walter Investment Management Corp. (a)	1,250,970
		5,593,940
	Electrical Equipment - 1.24%
19,800	Regal Beloit Corp.	1,283,832
	Energy Equipment & Services - 4.31%
18,200	Dril-Quip, Inc. (a)	1,643,278
33,000	Halliburton Co.	1,376,760
15,500	Oil States International, Inc. (a)	1,435,920
		4,455,958
	Food Products - 4.12%
45,000	Hillshire Brands Co.	1,488,600
26,002	Kraft Foods Group, Inc.	1,452,732
46,000	Mondelez International, Inc.	1,312,380
		4,253,712
	Gas Utilities - 1.29%
56,000	Questar Corp.	1,335,600
	Health Care Equipment & Supplies - 6.59%
32,000	Covidien PLC	2,010,880
31,000	Medtronic, Inc.	1,595,570
20,000	Teleflex, Inc.	1,549,800
63,000	Wright Medical Group, Inc. (a)	1,651,230
		6,807,480
	Health Care Providers & Services - 4.05%
28,500	AmerisourceBergen Corp.	1,591,155
28,000	Cardinal Health, Inc.	1,321,600
20,500	Express Scripts Holding Co. (a)	1,264,645
		4,177,400
	Hotels, Restaurants & Leisure - 1.16%
35,000	Fiesta Restaurant Group, Inc. (a)	1,203,650
	Industrial Conglomerates - 6.47%
26,250	Dover Corp.	2,038,575
24,000	Eaton Corp. PLC	1,579,440
53,000	ITT Corp.	1,558,730
26,000	Pentair Ltd.	1,499,940
		6,676,685
	Insurance - 6.81%
15,000	Ace Ltd.	1,342,200
33,000	Arthur J. Gallagher & Co.	1,441,770
27,000	Hanover Insurance Group, Inc.	1,321,110
24,000	Reinsurance Group of America, Inc.	1,658,640
31,000	W.R. Berkley Corp.	1,266,660
		7,030,380
	IT Services - 2.86%
36,500	Fidelity National Information Services, Inc.	1,563,660
100,000	SAIC, Inc.	1,393,000
		2,956,660
	Media - 3.76%
29,000	Lamar Advertising Co. (a)	1,258,600
19,000	Madison Square Garden, Inc. (a)	1,125,750
22,500	Scripps Networks Interactive, Inc.	1,502,100
		3,886,450
	Metals & Mining - 1.38%
23,000	Kaiser Aluminum Corp.	1,424,620
	Multiline Retail - 1.53%
31,000	Dollar Tree, Inc. (a)	1,576,040
	Oil, Gas & Consumable Fuels - 8.27%
15,500	Anadarko Pete Corp.	1,331,915
40,500	Bonanza Creek Energy, Inc. (a)	1,436,130
17,000	Continental Resources, Inc. (a)	1,463,020
11,000	EOG Resources, Inc.	1,448,480
32,500	Gulfport Energy Corp. (a)	1,529,775
41,000	Williams Companies, Inc.	1,331,270
		8,540,590
	Pharmaceuticals - 4.05%
12,000	Perrigo Co.	1,452,000
64,092	Pfizer, Inc.	1,795,217
30,200	Zoetis, Inc.	932,873
		4,180,090
	Real Estate Investment Trusts (REITs) - 1.34%
25,000	Rayonier, Inc.	1,384,750
	Road & Rail - 1.72%
11,500	Union Pacific Corp.	1,774,220
	Software - 1.29%
37,635	Verint Systems, Inc. (a)	1,334,913
	Specialty Retail - 2.91%
32,000	GNC Holdings, Inc.	1,414,720
51,000	Sally Beauty Holdings, Inc. (a)	1,586,100
		3,000,820
	Textiles, Apparel & Luxury Goods - 1.74%
35,000	Hanesbrands, Inc. (a)	1,799,700
	Total Common Stocks (Cost $72,157,102)	$103,169,252

	SHORT TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
851,253	Fidelity Institutional Money Market Portfolio, 0.08%	$851,253
	Total Money Market Funds (Cost $851,253)	$851,253

	Total Investments (Cost $73,008,355) - 100.75%	$104,020,505
	Liabilities in Excess of Other Assets - (0.75)%	(770,680)
	TOTAL NET ASSETS - 100.00%	$103,249,825

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying Notes are an integral part of these Schedules of Investments.

Keeley Alternative Value Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.88%
	Aerospace & Defense - 1.09%
24,500	GenCorp, Inc. (a)(b)	$398,370
	Auto Components - 1.11%
8,000	Delphi Automotive PLC (b)	405,520
	Building Products - 0.99%
10,000	A.O. Smith Corporation	362,800
	Capital Markets - 4.98%
12,000	Invesco Ltd. (b)	381,600
10,600	Legg Mason, Inc.	328,706
22,000	Manning & Napier, Inc.	390,720
6,300	Oaktree Capital Group LLC	331,065
32,000	Silvercrest Asset Management Group, Inc. - Class A (a)	384,000
		1,816,091
	Chemicals - 3.42%
4,300	Ashland, Inc. (b)	359,050
16,500	Chemtura Corp. (a)	334,950
24,000	Ferro Corp. (a)	166,800
4,600	W.R. Grace & Co. (a)(b)	386,584
		1,247,384
	Commercial Banks - 1.24%
8,100	UMB Financial Corp. (b)	450,927
	Commercial Services & Supplies - 2.69%
11,200	Copart, Inc. (a)	344,960
12,000	Iron Mountain, Inc.	319,320
8,000	The ADT Corporation	318,800
		983,080
	Computers & Peripherals - 1.08%
12,000	NCR Corp. (a)(b)	395,880
	Construction & Engineering - 2.05%
6,500	Chicago Bridge & Iron Co. - ADR (b)	387,790
12,000	The Babcock & Wilcox Co. (b)	360,360
		748,150
	Consumer Finance - 1.07%
8,200	Discover Financial Services (b)	390,648
	Diversified Financial Services - 4.09%
12,900	Air Lease Corp.	355,911
8,500	CIT Group, Inc. (a)(b)	396,355
14,000	Fidelity National Financial, Inc.	333,340
12,000	Walter Investment Management Corp. (a)(b)	405,720
		1,491,326
	Electrical Equipment - 1.12%
11,000	Generac Holdings, Inc. (b)	407,110
	Energy Equipment & Services - 5.14%
4,400	Dril-Quip, Inc. (a)(b)	397,276
14,500	Era Group, Inc. (a)(b)	379,175
16,500	Helix Energy Solutions Group, Inc. (a)	380,160
3,700	Oil States International, Inc. (a)	342,768
14,500	Superior Energy Services, Inc. (a)	376,130
		1,875,509
	Food Products - 2.04%
17,250	Flowers Foods, Inc.	380,363
11,000	Hillshire Brands Co.	363,880
		744,243
	Health Care Equipment & Supplies - 3.13%
5,600	Covidien PLC	351,904
11,000	Hill-Rom Holdings, Inc. (b)	370,480
16,000	Wright Medical Group, Inc. (a)(b)	419,360
		1,141,744
	Health Care Providers & Services - 2.01%
8,500	Cardinal Health, Inc. (b)	401,200
10,500	Hanger Orthopedic Group, Inc. (a)(b)	332,115
		733,315
	Home Furnishings - 1.06%
10,000	Fortune Brands Home & Security, Inc. (a)	387,400
	Hotels, Restaurants & Leisure - 9.88%
11,000	AFC Enterprises, Inc. (a)	395,340
67,000	Carrols Restaurant Group, Inc. (a)(b)	432,820
3,700	Cracker Barrel Old Country Store, Inc.	350,242
64,000	Denny's Corp. (a)(b)	359,680
4,500	DineEquity, Inc. (b)	309,915
11,500	Fiesta Restaurant Group, Inc. (a)	395,485
22,000	Krispy Kreme Doughnuts, Inc. (a)(b)	383,900
7,300	Marriott Vacations Worldwide Corp. (a)	315,652
37,000	Ruby Tuesday, Inc. (a)	341,510
5,600	Wyndham Worldwide Corp. (b)	320,488
		3,605,032
	Household Durables - 3.81%
8,500	Meritage Homes Corp. (a)	368,560
17,000	Pulte Group, Inc. (a)	322,490
14,000	Taylor Morrison Home Corp. (a)	341,320
11,000	Toll Brothers, Inc. (a)	358,930
		1,391,300
	Household Products - 1.04%
6,700	Spectrum Brands Holdings, Inc.	381,029
	Industrial Conglomerates - 1.93%
12,500	ITT Corp.	367,625
10,200	Tyco International Ltd.	336,090
		703,715
	Insurance - 1.80%
8,500	Arthur J. Gallagher & Co.	371,365
13,000	First American Financial Corp.	286,520
		657,885
	IT Services - 2.08%
27,000	SAIC, Inc.	376,110
5,000	Wex, Inc. (a)(b)	383,500
		759,610
	Machinery - 10.99%
8,000	Colfax Corp. (a)(b)	416,880
7,500	EnPro Industries, Inc. (a)(b)	380,700
19,000	John Bean Technologies Corp. (b)	399,190
7,500	L.B. Foster Co. (b)	323,775
20,000	Manitowoc, Inc.	358,200
19,500	Rexnord Corp. (a)	328,575
8,000	Tennant Co. (b)	386,160
11,500	Terex Corp. (a)(b)	302,450
7,000	Timken Co. (b)	393,960
8,500	Trinity Industries, Inc. (b)	326,740
7,400	Wabtec Corp. (b)	395,382
		4,012,012
	Media - 3.10%
8,000	Lamar Advertising Co. (a)	347,200
6,700	Madison Square Garden, Inc. (a)(b)	396,975
17,500	Starz (a)	386,750
		1,130,925
	Metals & Mining - 0.93%
5,500	Kaiser Aluminum Corp.	340,670
	Multiline Retail - 1.04%
7,500	Dollar Tree, Inc. (a)	381,300
	Oil, Gas & Consumable Fuels - 6.14%
10,000	Bonanza Creek Energy, Inc. (a)	354,600
6,900	Energen Corp.	360,594
28,000	Goodrich Petroleum Corp. (a)	358,400
10,000	Oasis Petroleum, Inc. (a)(b)	388,700
18,000	Sanchez Energy Corp. (a)(b)	413,280
50,000	Synergy Resources Corp. (a)	366,000
		2,241,574
	Paper & Forest Products - 0.84%
5,300	Deltic Timber Corp. (b)	306,446
	Real Estate Investment Trusts (REITs) - 4.87%
11,127	Corrections Corporation of America	376,872
6,500	Rayonier, Inc.	360,035
9,645	Ryman Hospitality Properties, Inc. (b)	376,251
12,500	Sabra Health Care REIT, Inc.	326,375
19,000	Spirit Reality Capital, Inc.	336,680
		1,776,213
	Real Estate Management & Development - 0.96%
17,500	Forestar Group, Inc. (a)	351,050
	Road & Rail - 1.98%
4,000	Genesee & Wyoming, Inc. (a)(b)	339,360
3,600	Kansas City Southern (b)	381,456
		720,816
	Software - 2.14%
16,000	Monotype Imaging Holdings, Inc. (b)	406,560
10,606	Verint Systems, Inc. (a)	376,195
		782,755
	Specialty Retail - 3.65%
10,700	Aaron's, Inc.	299,707
12,000	CST Brands, Inc. (a)	369,720
7,700	GNC Holdings, Inc.	340,417
10,500	Penske Automotive Group, Inc.	320,670
		1,330,514
	Textiles, Apparel & Luxury Goods - 2.28%
26,000	A.T. Cross Company (a)(b)	440,700
7,600	Hanesbrands, Inc. (a)	390,792
		831,492
	Thrifts & Mortgage Finance - 2.13%
29,000	Capitol Federal Financial	352,060
20,500	ViewPoint Financial Group (b)	426,605
		778,665
	Transportation Infrastructure - 0.98%
6,700	Macquarie Infrastructure Company LLC	358,115
	Total Common Stocks (Cost $27,958,944)	$36,820,615
Contracts
	PURCHASED OPTIONS - 1.72%
	Put Options - 1.72%
196	CBOE Russell 2000 Index
	Expiration: September 2013, Exercise Price: $955.00	$627,200
	Total Purchased Options (Cost $702,268)	$627,200

	WARRANTS - 0.00%
	Oil, Gas & Consumable Fuels - 0.00%
4,000	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50	$560
	Total Warrants (Cost $0)	$560
Shares
	SHORT TERM INVESTMENTS - 0.06%
	Money Market Funds - 0.06%
21,074	Fidelity Institutional Money Market Portfolio, 0.08%	$21,074
	Total Money Market Funds (Cost $21,074)	$21,074

	Total Investments (Cost $28,682,286) - 102.66%	$37,469,449
	Liabilities in Excess of Other Assets - (2.66)%	(970,240)
	TOTAL NET ASSETS - 100.00%	$36,499,209

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Partially assigned as collateral for certain written option contracts.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying Notes are an integral part of these Schedules of Investments.

Keeley Alternative Value Fund
Schedule of Options Written
June 30, 2013 (Unaudited)

Contracts		Value
	Call Options
196	CBOE Russell 2000 Index
	Expiration: September 2013, Exercise Price: $955.00	$915,320
	Total Written Options (Premium received $881,888)	$915,320

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2013 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of June 30, 2013 only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $47,341,816 and received cash collateral for the loans of $49,417,005.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2012 through June 30, 2013.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At October 1, 2012	Additions	Reductions	Share Balance At June 30, 2013	Dividend Income	Value At June 30, 2013	Realized Gains/(Loss)
Carrols Restaurant Group, Inc.	1,268,788	816,233	-	2,085,021	$-	$13,469,236	$-
Denny's Corp.	5,902,350	-	(707,500)	5,194,850	-	29,195,057	156,466
Gamco Investors, Inc.	363,000	-	-	363,000	853,050	20,113,830	-
Home Federal Bancorp, Inc.	1,091,500	10,000	-	1,101,500	330,450	14,033,110	-
L.B. Foster Co.	853,000	-	(240,500)	612,500	57,025	26,441,625	4,238,767
Rockville Financial, Inc. (2)	565,500	886,000	-	1,451,500	523,930	18,985,620	-
Hometrust Bancshares, Inc. (2)	730,195	328,000	(1,000)	1,057,195	-	17,930,027	(1,034)
Marcus Corp.(1)	1,516,378	-	(1,516,378)	-	-	-	(10,879,641)
Westfield Financial, Inc.(1)	1,418,519	-	(1,418,519)	-	-	-	(5,319,830)
					$1,764,455	$140,168,505	$(11,805,272)

(1) Issuer was not an affiliate as of June 30, 2013
(2) Issuer was not an affiliate as of October 1, 2012

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 —
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$2,749,466,488	$-	$-	$2,749,466,488
Short Term Investments	3,516,508	45,901,000	-	49,417,508
Warrants	26,250	-	-	26,250

Total Investments in Securities	$2,753,009,246	$45,901,000	$-	$2,798,910,246

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$124,385,755	$-	$-	$124,385,755
Preferred Stocks*	519,150	-	-	519,150
Short Term Investments	5,916,647	-	-	5,916,647

Total Investments in Securities	$130,821,552	$-	$-	$130,821,552

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$248,592,925	$-	$-	$248,592,925
Short Term Investments	4,987,575	-	-	4,987,575
Warrants	3,150	-	-	3,150

Total Investments in Securities	$253,583,650	$-	$-	$253,583,650

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$65,249,148	$-	$-	$65,249,148
Short-Term Investments	2,039,172	-	-	2,039,172

Total Investments in Securities	$67,288,320	$-	$-	$67,288,320

Keeley Mid Cap Dividend Value Fund

Common Stocks*	$21,270,374	$-	$-	$21,270,374
Exchange Traded Funds*	388,064	-	-	388,064
Short-Term Investments	327,982	-	-	327,982

Total Investments in Securities	$21,986,420	$-	$-	$21,986,420

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$103,169,252	$-	$-	$103,169,252
Short-Term Investments	851,253	-	-	851,253

Total Investments in Securities	$104,020,505	$-	$-	$104,020,505

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$36,820,615	$-	$-	$36,820,615
Purchased Options	627,200	-	-	627,200
Short-Term Investments	21,074	-	-	21,074
Warrants	560	-	-	560

Total Investments in Securities	$37,469,449	$-	$-	$37,469,449

Other Financial Instruments*
Written Options	$915,320	$-	$-	$915,320
Total Investments in Other Financial Instruments	$915,320	$-	$-	$915,320

* See the Schedule of Investments for the investments detailed by industry classification.

Below are the transfers between Levels 1 and Levels 2 during the reporting period from September 30, 2012 to June 30, 2013. Transfers between levels are identified at the end of the reporting period.

Keeley Small Cap Value Fund		Keeley Small-Mid Cap Value Fund
Transfers into Level 1	$26,250	Transfers into Level 1	$3,150
Transfers out of Level 1	-	Transfers out of Level 1	-
Net transfers in Level 1	$26,250	Net transfers in Level 1	$3,150

Transfers into Level 2	$-	Transfers into Level 2	$-
Transfers out of Level 2	26,250	Transfers out of Level 2	3,150
Net transfers out of Level 2	$26,250	Net transfers out of Level 2	$3,150

Keeley Alternative Value Fund
Transfers into Level 1	$560
Transfers out of Level 1	-
Net transfers in Level 1	$560

Transfers into Level 2	$-
Transfers out of Level 2	560
Net transfers out of Level 2	$560

There were no transfers into or out of Levels 1 and 2 during the periods presented for the Keeley Small Cap Dividend Value Fund, Keeley Mid Cap Value Fund, Keeley Mid Cap Dividend Value Fund and Keeley All Cap Value Fund.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$1,957,856,206	$114,900,944	$186,894,784	$44,980,621	$18,011,415	$73,008,355	$28,682,286

Gross unrealized appreciation on investments	860,844,636	17,604,532	68,923,250	22,647,003	4,107,092	31,167,294	9,196,997
Gross unrealized depreciation on investments	(19,790,596)	(1,683,924)	(2,234,384)	(339,304)	(132,087)	(155,144)	(409,834)
Gross unrealized appreciation on written options	-	-	-	-	-	-	-
Gross unrealized depreciation on written options	-	-	-	-	-	-	(33,432)
Net unrealized appreciation	$841,054,040	$15,920,608	$66,688,866	$22,307,699	$3,975,005	$31,012,150	$8,753,731

1 Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:
The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

None of the Funds (except KALVF) currently invest in derivatives.  KALVF invests in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

KALVF did not enter into any futures contracts during the period ended June 30, 2012.

Short Positions – KALVF may hold short positions to the extent permitted by its investment policies and objectives.  KALVF may sell a security it does not own in anticipation of a decline in the fair value of that security. When KALVF sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  KALVF is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for their short positions, KALVF is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities.  The amount of segregated assets is required to be adjusted daily to reflect changes in market value of the securities sold short.  KALVF will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which KALVF replaces the borrowed security.  KALVF will realize a gain if the security sold short declines in price between those dates.  The potential loss of investing in a short position is unlimited.

KALVF did not hold any short positions during the period ended June 30, 2013.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  KALVF enters into options contracts to manage its exposure to the stock market.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.  The potential loss of investing in purchased or written options is unlimited.

KALVF had an average monthly market value of $248,001 for purchased options and an average monthly market value of $541,349 for written options during the period ended June 30, 2013.  The counterparty for these purchased and written options was Morgan Stanley.  KALVF held purchased options with a value of $627,200 and written options with a value of $915,320 as of June 30, 2013.

The premium amount and number of option contracts written during the period ended June 30, 2013 in KALVF were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 9/30/2012	$258,860	(70)
Options Written	4,020,952	(1,194)
Options Expired	-	-
Options Exercised	-	-
Options Closed	(3,397,924)	1,068
Outstanding at 6/30/2013	$881,888	(196)

Warrants – The Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

KSCVF, KSMVF, and KALVF held warrants issued by Magnum Hunter Resources Corp. as of June 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title) /s/ John L. Keeley, Jr.
 John L. Keeley, Jr., President

Date  8/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley, Jr.
   John L. Keeley, Jr., President

Date 8/21/2013

By (Signature and Title)* /s/ Robert Kurinsky
   Robert Kurinsky, Treasurer

Date  8/21/2013

* Print the name and title of each signing officer under his or her signature.